Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net loss attributable to common share holders, basic	$ (539,485)	$ (340,830)
Net loss attributable to common share holders, diluted	$ (539,485)	$ (340,830)
Weighted-average number of common shares outstanding, basic (in shares)	2,110,214	2,109,952
Weighted-average number of common shares outstanding, diluted (in shares)	2,110,214	2,109,952